Quarterly Holdings Report
for

Fidelity® SAI Municipal Bond Index Fund

September 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

MBX-QTLY-1120
1.9894032.101

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Alabama - 1.0%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$75,723
Series 2017 A, 4% 6/1/37	25,000	29,009
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	70,000	66,452
Birmingham Wtrwks. Board:
Series 2013 B, 5% 1/1/38 (Pre-Refunded to 1/1/23 @ 100)	200,000	221,610
Series 2016, 3% 1/1/43	30,000	31,319
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	30,000	31,688
Series A, 4% 6/1/22	10,000	10,569
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	15,000	15,338
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	41,781
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	25,000	29,530
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	59,600
Series 2017 B1, 3.25% 9/1/31	45,000	49,248
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	100,000	107,711
Series 2017 B, 3% 7/1/35	30,000	32,291

TOTAL ALABAMA		801,869

Alaska - 0.4%
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/24	235,000	273,702
Arizona - 1.2%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	17,671
Arizona Indl. Dev. Auth. Sr. Living Series 2019 A, 4.5% 1/1/49	30,000	23,807
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	81,096
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,606
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	45,000	51,005
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	107,754
Series 2017 D, 5% 7/1/25	20,000	23,731
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	37,325
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,999
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	79,424
Series 2011 A, 5% 12/1/25	60,000	63,308
Series 2012 A, 5% 12/1/29	100,000	107,677
Series A, 5% 1/1/36	25,000	30,715
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	26,111
5.25% 12/1/24	15,000	17,535
5.25% 12/1/26	15,000	18,461
Series 2007, 5.25% 12/1/23	15,000	16,977
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	112,516

TOTAL ARIZONA		892,718

Arkansas - 0.1%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	38,967
California - 19.2%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A, 5% 10/1/21	5,000	5,214
Series 2016 B:
3% 10/1/34 (FSA Insured)	10,000	10,505
5% 10/1/36	20,000	23,112
Anaheim Elementary School District Series 2016, 3% 8/1/46	125,000	130,508
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C, 0% 9/1/35	45,000	35,167
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,931
Series 2018 A, 2.625%, tender 4/1/26 (a)	70,000	76,723
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	26,825
Series 2017 S7, 4% 4/1/47	45,000	50,486
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	45,000	48,284
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	105,000	112,663
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	11,683
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	109,938
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	10,000	11,724
Series BA, 5% 12/1/32	5,000	6,693
California Edl. Facilities Auth. Rev.:
Series 2001 A, 0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,562
Series T1, 5% 3/15/39	20,000	30,084
Series U6, 5% 5/1/45	115,000	179,961
California Gen. Oblig.:
Series 2013:
4% 4/1/43	40,000	42,637
5% 9/1/27	70,000	79,398
5% 11/1/30	15,000	17,041
Series 2014:
4% 11/1/44	10,000	11,041
5% 11/1/22	225,000	247,545
5% 10/1/28	10,000	11,803
5% 8/1/35	20,000	23,216
Series 2015:
5% 8/1/23	25,000	28,376
5% 8/1/26	150,000	179,385
5% 8/1/26	20,000	24,359
5% 9/1/26	40,000	48,832
5% 9/1/28	50,000	60,417
5% 8/1/29	20,000	24,051
5% 8/1/45	30,000	35,418
5.25% 8/1/30	170,000	206,086
Series 2016:
3% 9/1/33	30,000	32,437
5% 9/1/22	115,000	125,702
5% 9/1/23	50,000	56,948
5% 9/1/24	55,000	65,051
5% 9/1/25	25,000	30,629
5% 9/1/26	15,000	18,930
5% 8/1/27	30,000	37,634
5% 9/1/30	20,000	24,818
5% 9/1/45	10,000	12,119
Series 2017:
3.5% 8/1/27	75,000	89,170
4% 8/1/27	55,000	65,504
4% 11/1/36	165,000	193,591
4% 8/1/37	25,000	29,126
5% 11/1/22	95,000	104,519
5% 8/1/23	40,000	45,402
5% 11/1/24	95,000	113,048
5% 8/1/27	30,000	38,668
5% 11/1/27	25,000	32,425
Series 2019:
3% 10/1/36	50,000	54,811
4% 4/1/25	5,000	5,816
5% 4/1/25	10,000	12,077
5% 4/1/27	5,000	6,388
5% 4/1/35	85,000	97,556
5% 4/1/37	75,000	85,939
5% 4/1/45	130,000	162,553
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	85,326
Series 2013 A:
4% 3/1/43	40,000	42,093
5% 3/1/22	405,000	429,871
Series 2013 A3, 5% 7/1/23	40,000	45,081
Series 2016 B, 5% 11/15/46	25,000	29,305
Series 2017 A, 5% 11/1/27	30,000	38,647
Series 2018 A:
4% 11/15/42	20,000	22,348
5% 11/15/26	25,000	31,220
5% 11/15/33	35,000	43,329
Series A, 5% 8/15/47	15,000	17,246
California Infrastructure and Econ. Dev. Bank Rev. Series 2016, 5% 10/1/26	25,000	31,396
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	30,000	31,509
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 4% 5/15/48	115,000	124,842
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26	40,000	45,772
Series 2014 A, 5% 11/1/29	40,000	47,331
Series 2015 A:
5% 11/1/26	15,000	18,510
5% 11/1/43	160,000	191,989
Series 2016 A:
3.2% 11/1/37	15,000	15,951
4% 11/1/38	50,000	56,392
5% 11/1/45	25,000	30,301
Series 2017 A, 5% 11/1/21	100,000	105,335
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	10,628
5% 1/1/32	30,000	36,107
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	70,000	92,673
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	55,000	65,476
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	34,361
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,602
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	39,793
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	78,073
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,559
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	77,363
Series 2017 B, 5% 6/1/32	45,000	57,070
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	46,318
0% 8/1/38	85,000	56,560
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	69,157
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	75,000	72,667
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	27,473
Series 2013 A:
0% 1/15/24 (FSA Insured)	10,000	9,570
5% 1/15/42 (FSA Insured)	105,000	115,638
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	23,790
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	90,000	107,056
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,243
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	44,317
Series 2015 A:
5% 6/1/32	30,000	35,363
5% 6/1/35	10,000	11,700
5% 6/1/40	15,000	17,379
5% 6/1/45	35,000	40,256
Series 2018 A:
5% 6/1/21	25,000	25,797
5% 6/1/22	20,000	21,591
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	34,686
Series 2016 B, 3% 8/1/45	30,000	31,380
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	103,075
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	55,000	58,530
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	52,203
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	33,866
5.5% 11/15/37	30,000	43,384
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	81,676
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	114,064
Series 2016, 3% 8/1/32	80,000	87,157
Series B, 0% 8/1/35	90,000	65,561
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	25,955
Series A, 5% 8/1/30	20,000	23,448
Series C, 5% 8/1/22	10,000	10,877
Series F, 5% 8/1/24	35,000	39,716
Series G, 5% 8/1/27	20,000	23,548
Series K, 4% 8/1/35	20,000	23,062
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	56,453
Series 2020 A, 4% 6/1/36	250,000	301,883
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/28 (b)	50,000	59,949
Series B, 5% 5/15/34 (b)	95,000	115,607
Series C, 5% 5/15/33 (b)	155,000	187,812
Series D, 5% 5/15/26 (b)	5,000	6,084
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	40,000	44,305
5% 7/1/24	50,000	55,346
Series 2014 C, 5% 7/1/29	65,000	76,056
Series 2014 D, 5% 7/1/44	45,000	51,621
Series 2017 A, 5% 7/1/28	20,000	25,428
Series A, 5% 7/1/31	35,000	45,052
Series B:
5% 7/1/30	50,000	56,351
5% 7/1/30	25,000	33,204
Series C, 5% 7/1/37	25,000	32,507
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C:
5% 7/1/24	130,000	141,025
5% 7/1/25	30,000	32,539
Series 2014 A, 5% 7/1/44	25,000	28,728
Series A:
5% 7/1/33	55,000	68,459
5% 7/1/33	5,000	6,389
Series B, 5% 7/1/25	20,000	22,635
Series C, 5% 7/1/23	10,000	10,848
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	45,209
Los Angeles Solid Waste Resources Rev. Series 2018 A, 4% 2/1/32	35,000	41,941
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	11,766
Series 2016 A, 5% 7/1/40	30,000	35,337
Series 2020, 5% 7/1/25	90,000	109,452
Series A:
5% 7/1/22	20,000	21,688
5% 7/1/22	70,000	75,909
5% 7/1/29	45,000	59,636
5% 7/1/30	25,000	33,017
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/22	50,000	54,320
Los Angeles Wastewtr. Sys. Rev. Series 2013 A, 5% 6/1/24	5,000	5,641
Marin Healthcare District Series 2017 A:
3% 8/1/37	5,000	5,277
4% 8/1/47	215,000	241,967
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	55,308
Series A, 5% 7/1/39	135,000	174,265
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	150,000	121,764
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	39,508
Mt. San Jacinto Cmnty. College District Series B, 4% 8/1/43	100,000	115,555
Newport Mesa Unified School District Series 2017, 0% 8/1/39	5,000	2,795
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	26,446
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	35,000	36,776
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	15,000	12,147
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	228,750
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	16,171
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,398
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	37,386
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series A, 4% 10/1/40	60,000	66,944
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	63,515
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	20,277
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	25,000	33,426
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/41 @ 100) (c)	20,000	11,100
Series 2016, 5% 8/1/41	5,000	6,086
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/43 (b)	75,000	81,235
Series 2019 A, 5% 7/1/34	75,000	94,968
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	115,000	147,753
5.25% 8/1/47	10,000	12,555
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	165,000	186,894
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	13,235
Series A, 0% 7/1/31	55,000	46,294
Series C, 0% 7/1/43	40,000	22,782
Series F1, 5.25% 7/1/28	10,000	13,586
Series R1, 0% 7/1/30	35,000	30,226
Series R3, 5% 7/1/21	60,000	62,177
Series R4, 5% 7/1/28	145,000	176,262
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	52,538
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	40,000	45,938
Series 2019 B1, 4% 8/1/44	225,000	264,449
Series A1, 5% 8/1/47	45,000	55,404
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	37,403
Series 2016 A, 5% 5/1/26	20,000	24,521
Series 2017 A, 5% 5/1/47 (b)	20,000	23,133
Series 2017 D, 5% 5/1/24 (b)	35,000	40,178
Series 2018 G, 5% 5/1/27 (b)	65,000	80,490
Series 2019 A, 5% 5/1/49 (b)	25,000	29,608
Series 2019 D:
5% 5/1/26	65,000	79,692
5% 5/1/39	20,000	24,644
Series 2020 A, 4% 5/1/39 (b)	35,000	39,585
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	39,872
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	24,093
Series D, 5% 11/1/28	35,000	45,572
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/22 (Escrowed to Maturity)	100,000	99,701
0% 1/1/25 (Escrowed to Maturity)	50,000	49,221
0% 1/1/26 (Escrowed to Maturity)	25,000	24,341
0% 1/1/27 (Escrowed to Maturity)	30,000	28,808
0% 1/1/28 (Escrowed to Maturity)	30,000	28,519
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,407
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,717
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	29,306
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	64,545
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	57,187
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (c)	50,000	50,417
0% 9/1/41 (c)	75,000	84,938
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	44,413
Series 2019 A, 3% 5/1/42	100,000	103,289
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	39,156
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	60,424
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	53,596
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	10,000	11,057
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	156,298
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	37,506
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	155,000	159,627
Tulare Swr. Rev. Series 2015, 5% 11/15/45 (FSA Insured)	175,000	209,325
Turlock Irrigation District Rev. Series 2016, 5% 1/1/41	125,000	150,961
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	90,000	41,638
Univ. of California Revs.:
Series 2013 AI, 5% 5/15/32	85,000	95,044
Series 2014, 5% 5/15/25	75,000	88,028
Series 2017 AV, 5% 5/15/47	60,000	72,588
Series AF, 5% 5/15/24	50,000	56,342
Series AM, 5.25% 5/15/37	15,000	17,422
Series AO, 5% 5/15/32	50,000	59,730
Series AY, 5% 5/15/28	30,000	38,656
Series I:
5% 5/15/23	25,000	28,150
5% 5/15/28	135,000	162,980
Series M, 5% 5/15/36	20,000	24,702
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	80,000	88,074
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	64,920
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	25,769
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (FSA Insured)	140,000	127,023
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	31,876

TOTAL CALIFORNIA		14,819,937

Colorado - 1.0%
Colorado Health Facilities Auth.:
Series 2018 A, 4% 11/15/48	5,000	5,576
Series 2019 A, 5% 11/1/29	65,000	84,819
Series 2019 A1, 4% 8/1/44	10,000	11,040
Colorado Health Facilities Auth. Rev. Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	81,334
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	33,308
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	31,295
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	75,000	80,666
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28	55,000	59,548
Series 2017 A:
5% 11/15/26 (b)	55,000	67,613
5% 11/15/28 (b)	30,000	37,190
Series 2018 B, 3.5% 12/1/35	10,000	10,961
Series 2019 C, 5% 11/15/31	20,000	25,887
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,314
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	12,742
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	24,776
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	39,820
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	120,000	140,728
Series 2016 B1, 2.75% 6/1/30	15,000	16,363

TOTAL COLORADO		768,980

Connecticut - 1.1%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	69,995
Series 2015 B, 3.375% 6/15/29	25,000	27,159
Series 2016 A, 5% 3/15/26	15,000	18,410
Series 2016 G, 5% 11/1/20	70,000	70,273
Series 2019 A, 5% 4/15/27	15,000	18,932
Series 2020 C, 4% 6/1/31	25,000	30,349
Series A:
5% 3/15/24	50,000	57,799
5% 3/15/28	15,000	17,648
Series D:
4% 8/15/31	45,000	51,088
5% 4/15/26	25,000	30,752
Series E:
3.375% 10/15/36	20,000	21,325
5% 9/15/25	25,000	30,299
5% 10/15/25	20,000	24,300
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	10,000	10,411
Series R, 3.375% 7/1/37	10,000	10,490
Connecticut Hsg. Fin. Auth. Series B1, 3.45% 11/15/41	20,000	21,002
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	62,453
Series 2016 A, 5% 9/1/31	25,000	30,457
Series 2018 A, 5% 1/1/27	20,000	25,101
Series A, 4% 9/1/35	55,000	61,195
Series B:
5% 10/1/33	15,000	18,836
5% 10/1/36	80,000	99,088
Hartford County Metropolitan District Series A, 4% 4/1/39 (Pre-Refunded to 4/1/22 @ 100)	30,000	31,722
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,615

TOTAL CONNECTICUT		870,699

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,485
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	65,000	84,191

TOTAL DELAWARE		90,676

District Of Columbia - 1.4%
District of Columbia Gen. Oblig.:
Series 2015 A, 5% 6/1/30	125,000	150,749
Series 2016 A, 5% 6/1/32	40,000	49,245
Series 2017 A, 5% 6/1/29	10,000	12,755
Series 2019 A:
5% 10/15/31	45,000	59,342
5% 10/15/44	55,000	69,184
District of Columbia Income Tax Rev. Series 2020 B, 5% 10/1/27	50,000	65,160
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	30,366
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	38,206
Series 2014 C:
5% 10/1/27	30,000	35,382
5% 10/1/28	25,000	29,463
Series 2019 A, 5% 10/1/44	30,000	38,529
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	30,000	30,117
4% 10/1/53	5,000	5,449
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	46,247
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	11,580
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	24,229
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,202
Series 2010 A, 0% 10/1/37	50,000	29,639
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	50,000	53,923
Series 2014 A:
5% 10/1/28 (b)	20,000	23,046
5% 10/1/29 (b)	50,000	57,510
Series 2018 A, 5% 10/1/27 (b)	40,000	50,376
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	50,470
Series 2017 B, 5% 7/1/26	50,000	62,260
Series 2018, 5% 7/1/30	35,000	43,935

TOTAL DISTRICT OF COLUMBIA		1,070,364

Florida - 4.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	15,367
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,388
Broward County School Board Ctfs. of Prtn. Series 2019 A, 5% 7/1/28	150,000	192,927
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,606
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	80,000	93,898
Series 2018 A, 4% 6/1/37	55,000	65,071
Series 2019 D, 4% 6/1/30	65,000	80,834
Series C, 4% 6/1/28	20,000	21,883
Series D, 4% 6/1/32	50,000	58,087
Florida Dept. of Trans. Tpk. Rev. Series 2019 B, 3% 7/1/43	30,000	32,561
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	67,863
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (b)	30,000	36,330
Series 2019 A, 5% 10/1/27 (b)	210,000	261,757
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	26,790
Hillsborough County Cap. Impt. Series 2019, 3.25% 8/1/49	40,000	43,906
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	45,000	47,352
5% 10/1/28	35,000	38,357
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	22,403
Series 2014, 5% 10/1/28	115,000	134,732
Series 2019 A:
5% 10/1/29	25,000	33,372
5% 10/1/32	10,000	13,120
JEA Wtr. & Swr. Sys. Rev.:
Series 2014 A, 4% 10/1/40	100,000	107,946
Series 2017 A, 4% 10/1/34	135,000	158,625
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	31,329
Miami Beach Series 2019, 3.25% 5/1/49	25,000	26,879
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	16,509
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	100,000	109,289
Series 2012 B:
5% 10/1/25	90,000	97,454
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	30,000	32,882
Series 2016 A, 5% 10/1/41	20,000	23,168
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	20,000	10,081
0% 10/1/46	50,000	20,315
Series 2012 B, 5% 10/1/32	50,000	54,140
Series 2016:
0% 10/1/31	35,000	25,974
0% 10/1/32	25,000	17,749
Miami-Dade County Edl. Facilities Rev. Series 2018 A, 4% 4/1/53	25,000	26,797
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	74,773
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	6,107
Series 2015 B, 5% 7/1/27	40,000	47,032
Series 2015 D, 3% 7/1/39	5,000	5,408
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	65,000	75,701
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	32,920
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 3.125% 10/1/39	20,000	21,703
Series 2019 B, 3% 10/1/49	40,000	42,500
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	59,325
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	35,000	40,382
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	21,931
Series 2016 B, 4% 10/1/36	30,000	32,692
Series 2017, 5% 10/1/27	25,000	30,637
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35	75,000	83,038
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	125,000	157,086
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,221
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40	10,000	11,869
Polk County School District Sales Tax Rev. Series 2019, 5% 10/1/28	120,000	157,086
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	56,934
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	72,341
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	110,690
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	16,062
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/26	80,000	86,100

TOTAL FLORIDA		3,363,279

Georgia - 2.4%
Atlanta Arpt. Rev. Series 2012 C, 5% 1/1/37 (b)	120,000	125,255
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5% 11/1/21	25,000	26,314
Series 2015:
5% 11/1/32	30,000	35,747
5% 11/1/40	20,000	23,646
5% 11/1/43	50,000	58,851
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	30,000	31,607
Brookhaven Dev. Auth. Rev. Series 2019 A:
3% 7/1/46	100,000	103,837
5% 7/1/26	130,000	161,708
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	85,000	88,463
Forsyth County Wtr. & Swr. Auth. Series 2015, 5% 4/1/41	50,000	58,747
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	37,060
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	5,420
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	21,975
Series 2020 A, 5% 2/15/31	40,000	51,672
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	59,816
Series 2016 E, 5% 12/1/23	160,000	184,397
Series 2016 F, 5% 1/1/26	90,000	111,895
Series 2017 A, 5% 2/1/27	10,000	12,833
Series 2017 C:
5% 7/1/27	5,000	6,492
5% 7/1/30	25,000	31,944
Series 2018 A:
3% 7/1/33	25,000	28,289
5% 7/1/27	20,000	25,968
Georgia Hsg. & Fin. Auth. Series 2017 C, 3.65% 12/1/42	15,000	16,033
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	21,011
Series 2017 B, 3.2% 12/1/32	20,000	21,658
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	110,000	124,796
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	68,358
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	32,142
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2014 A, 5% 7/1/24	25,000	28,205
Series 2018 A, 3% 7/1/23	25,000	26,774
Series 2019 A, 3.125% 7/1/46	5,000	5,322
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	15,625
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	150,000	205,944

TOTAL GEORGIA		1,857,804

Hawaii - 0.6%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	21,574
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	110,000	134,597
Series 2016 FG, 5% 10/1/30	30,000	37,324
Series FH, 5% 10/1/29	25,000	31,220
Series FN 5% 10/1/22	90,000	98,721
Series FW, 3.5% 1/1/38	5,000	5,612
Honolulu City and County Wastewtr. Sys.:
Series 2012 A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	100,000	108,423
Series 2016 B, 4% 7/1/33	15,000	17,249
Series 2018 A, 3.375% 7/1/42	5,000	5,435

TOTAL HAWAII		460,155

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	31,087
Series 2015 ID, 5.5% 12/1/29	25,000	30,142

TOTAL IDAHO		61,229

Illinois - 4.9%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/31	20,000	14,331
Series 2002 B, 5% 1/1/26	30,000	31,711
Series 2007 E, 5.5% 1/1/35	20,000	21,000
Series 2014 A:
5.25% 1/1/30	95,000	98,738
5.25% 1/1/31 (FSA Insured)	75,000	82,354
Series 2015 A:
5% 1/1/26	15,000	15,855
5.5% 1/1/33	15,000	15,800
Series 2019 A, 5% 1/1/40	25,000	25,622
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	67,034
Series 2014 B, 5% 1/1/27	45,000	50,627
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 A, 5% 1/1/35	145,000	145,538
Series 2012 A, 5% 1/1/24 (b)	50,000	52,657
Series 2013 B, 5% 1/1/26	65,000	71,501
Series 2013 D:
5% 1/1/44	60,000	64,667
5.25% 1/1/29	50,000	54,901
Series 2015 B, 5% 1/1/28	35,000	41,009
Series 2017 A, 5% 1/1/27	20,000	24,894
Series 2017 B, 5% 1/1/33	10,000	11,824
Series 2017 D, 5% 1/1/42 (b)	15,000	17,176
Series 2018 B:
5% 1/1/37	15,000	18,143
5% 1/1/38	30,000	36,175
5% 1/1/48	20,000	23,592
Chicago Transit Auth. Series 2011:
5.25% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	65,000	68,845
5.25% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	35,000	37,071
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	30,000	32,135
5% 6/1/25	20,000	23,713
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	41,878
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	42,456
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	51,909
Series 2014 A, 5% 10/1/21	20,000	20,954
Series 2016:
3.25% 5/15/39	115,000	117,982
3.25% 11/15/45	20,000	20,647
4% 1/1/25	10,000	11,550
4% 7/1/30	60,000	69,185
4% 12/1/31	25,000	27,477
4% 12/1/35	50,000	54,248
Series 2018 A:
5% 10/1/41	10,000	12,110
5% 10/1/48	30,000	35,963
Series 2019, 5% 7/1/27	15,000	19,372
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	20,000	20,435
4% 1/1/29	55,000	55,340
4% 1/1/30	60,000	60,306
5% 1/1/34	15,000	15,160
Series 2013:
5% 7/1/22	65,000	67,895
5% 7/1/23	105,000	110,818
5.25% 7/1/31	20,000	20,735
Series 2014, 5% 4/1/27	5,000	5,282
Series 2016, 5% 1/1/27	185,000	200,442
Series 2017 A, 4.5% 12/1/41	15,000	14,915
Series 2017 B, 5% 12/1/24	40,000	43,055
Series 2017 C, 5% 11/1/29	65,000	69,260
Series 2017 D, 3.25% 11/1/26	10,000	9,848
Series 2018 B, 5% 10/1/24	30,000	32,219
Series 2019 B, 5% 9/1/25	15,000	16,294
Illinois Hsg. Dev. Auth. Rev. Series D, 3% 10/1/41	15,000	15,000
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	50,000	50,706
4.25% 6/15/30	5,000	5,061
Series 2013:
5% 6/15/22	35,000	36,957
5% 6/15/23	140,000	151,623
5% 6/15/24	35,000	37,791
5% 6/15/25	45,000	48,567
Series 2016 A, 3% 6/15/33	25,000	24,116
Series 2016 D, 3% 6/15/31	15,000	14,762
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	44,879
Series 2015 A, 5% 1/1/40	25,000	28,995
Series 2016 A, 5% 12/1/31	10,000	11,938
Series 2019 B, 5% 1/1/28	80,000	101,893
Series B:
5% 1/1/27	35,000	43,564
5% 1/1/30	5,000	6,615
Series C, 5% 1/1/30	30,000	39,687
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	315,000	373,905
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	17,322
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	20,812
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,560
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	32,120
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,160
Series 2002:
0% 12/15/23	20,000	18,928
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,050
Series 2012 B:
4.25% 6/15/42	20,000	20,206
5% 12/15/28	10,000	10,436
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	13,165
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	31,086
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	60,954
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	30,000	32,051

TOTAL ILLINOIS		3,748,557

Indiana - 0.4%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	12,242
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	54,856
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	32,288
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	5,927
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	19,374
5% 2/1/54	25,000	30,549
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	18,838
Series 2011 A, 5.5% 2/1/33	5,000	5,085
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	45,813
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	70,000	90,847

TOTAL INDIANA		315,819

Iowa - 0.4%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	10,000	10,900
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	37,910
Series 2020 A, 5% 8/1/36	120,000	160,775
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	85,000	111,915

TOTAL IOWA		321,500

Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	21,275
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	54,798
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	25,000	28,302
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	55,000	60,018

TOTAL KANSAS		164,393

Kentucky - 0.4%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	38,364
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,190
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	20,000	22,505
5% 9/1/42	25,000	27,858
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	36,447
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	62,503
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	26,493

TOTAL KENTUCKY		273,360

Louisiana - 1.1%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	45,000	52,544
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	90,000	98,622
Louisiana Gas & Fuel Tax Rev. Series A, 4.5% 5/1/39	175,000	200,858
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31	15,000	15,799
Series 2014 D1, 3% 12/1/29	60,000	64,607
Series 2017 A, 5% 4/1/25	25,000	30,119
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42	195,000	204,487
Series 2017 A, 3.75% 7/1/47	25,000	26,445
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	55,639
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	25,000	23,629
Series 2016, 4% 5/15/41	20,000	21,660
New Orleans Wtr. Series 2015, 5% 12/1/40	20,000	22,866
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,218
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	26,168

TOTAL LOUISIANA		870,661

Maryland - 1.9%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	48,428
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	25,000	26,109
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	95,859
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	31,807
Series 2016, 5% 6/1/22	265,000	286,396
Series 2017 B, 5% 8/1/25	40,000	49,041
Series 2019 1, 5% 3/15/31	55,000	73,077
Series 2019, 5% 3/15/30	30,000	40,097
Series A, 5% 3/15/30	30,000	38,940
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	50,000	54,384
Series 2017 MD, 4% 12/1/46	15,000	16,619
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	85,000	85,034
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	101,458
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	173,614
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	54,746
Washington Suburban San. District Series 2016 2:
4% 6/1/42	155,000	174,409
5% 6/1/34	65,000	79,294

TOTAL MARYLAND		1,429,312

Massachusetts - 2.8%
Boston Gen. Oblig. Series A, 5% 4/1/26	15,000	18,819
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	13,371
Series A, 5.25% 7/1/28	30,000	40,112
Series B, 5% 7/1/33	85,000	100,875
Series C, 5.5% 7/1/23	5,000	5,724
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	36,417
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/31	85,000	106,032
Series 2016 A, 5% 7/15/40	25,000	37,656
Series 2016 I, 3% 7/1/32	25,000	26,227
Series BB1, 4% 10/1/46	30,000	32,711
Series C, 3% 10/1/45 (FSA Insured)	65,000	66,184
Series D, 4% 7/1/45	45,000	46,445
Series F, 5% 8/15/24	5,000	5,795
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	45,000	51,156
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	68,712
Series A, 5% 6/15/25	25,000	29,297
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	6,090
Series 2015 D, 5% 9/1/26	50,000	61,047
Series 2016 B:
4% 7/1/33	25,000	28,853
5% 7/1/27	45,000	58,117
Series 2016 G, 3% 9/1/46	40,000	41,850
Series 2017 E, 5% 11/1/24	30,000	35,807
Series 2017 F, 5% 11/1/44	5,000	6,123
Series 2019 A, 5% 1/1/49	70,000	86,955
Series B:
5% 7/1/26	25,000	31,484
5% 7/1/27	60,000	77,489
Series C, 5% 5/1/31	115,000	128,802
Series D, 5% 7/1/26	30,000	37,781
Series E:
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	45,000	49,151
5% 11/1/26	90,000	114,420
Series F, 5% 11/1/40	115,000	142,062
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	16,074
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	100,000	105,009
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	40,000	43,604
Series 2016 B, 5% 11/15/46	20,000	24,252
Series B, 4% 2/15/42	35,000	37,789
Series C, 5% 11/15/34	20,000	24,769
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	86,215
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	198,056

TOTAL MASSACHUSETTS		2,127,332

Michigan - 1.4%
Detroit City School District Series 2005 A, 5.25% 5/1/29 (FSA Insured)	65,000	86,240
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	43,281
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	20,000	20,764
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	42,005
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	43,653
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	10,000	11,313
Series 2016 I, 5% 10/15/21	80,000	84,015
Series I:
5% 10/15/28	20,000	24,961
5% 10/15/30	35,000	43,264
Series IA, 5% 10/15/22 (Pre-Refunded to 10/15/21 @ 100)	30,000	31,503
Michigan Fin. Auth. Rev.:
(Charter Co. of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	90,000	101,438
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/29	55,000	71,537
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	5,000	5,752
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	35,000	36,248
Series 2014 D, 5% 7/1/24 (FSA Insured)	35,000	41,067
Series 2016:
3.25% 11/15/42	25,000	25,787
5% 11/15/23	55,000	62,498
Series 2019 A, 4% 2/15/47	30,000	33,689
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	25,000	32,146
Series 2010 F, 4% 11/15/47	20,000	22,332
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 A, 3.35% 12/1/31	15,000	16,154
Series 2016 B, 3.5% 12/1/41	10,000	10,576
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	70,099
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	59,819
5% 6/30/28 (b)	45,000	55,106
5% 12/31/31 (b)	15,000	18,150

TOTAL MICHIGAN		1,093,397

Minnesota - 1.3%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	26,729
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	90,000	119,857
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	22,631
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	41,978
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	38,856
Series 2018 B, 3.25% 8/1/36	55,000	60,903
Series 2019 B, 5% 8/1/27	80,000	103,982
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 3% 3/1/24	140,000	153,276
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	89,836
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	175,000	234,707
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	15,609
Series 2019, 5% 5/1/48	20,000	24,091
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	92,727

TOTAL MINNESOTA		1,025,182

Mississippi - 0.5%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	105,000	131,923
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	54,578
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	140,000	157,969
5% 10/15/28	5,000	6,317

TOTAL MISSISSIPPI		350,787

Missouri - 0.8%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,545
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	40,000	45,281
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	88,964
Series 2014 A:
4% 6/1/32	40,000	43,178
5% 6/1/29	55,000	62,398
Series 2014 F, 4.25% 11/15/48	135,000	144,900
Series 2016, 5% 11/15/28	30,000	36,313
Series 2017 C:
3.625% 11/15/47	25,000	26,559
4% 11/15/49	55,000	60,761
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	51,099
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	39,914

TOTAL MISSOURI		614,912

Montana - 0.0%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	24,616
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	75,170
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	37,867
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,759

TOTAL NEBRASKA		118,796

Nevada - 0.6%
Clark County Fuel Tax:
Series 2019 A:
5% 12/1/24	5,000	5,952
5% 12/1/28	15,000	19,722
Series 2019, 5% 6/1/25	25,000	30,278
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	61,124
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	30,000	31,389
Las Vegas New Convention & Visitors Auth. Rev. Series 2018 C, 4% 7/1/48	115,000	121,144
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	100,000	115,709
Washoe County School District Series 2017 C, 3.25% 10/1/42 (FSA Insured)	50,000	52,442

TOTAL NEVADA		437,760

New Jersey - 3.6%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	63,638
5% 11/1/31	20,000	23,742
Series UU:
5% 6/15/40	30,000	32,348
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,883
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	23,358
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	20,332
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	21,947
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	16,747
Series 2013 NN:
4% 3/1/29	15,000	15,506
5% 3/1/26	40,000	43,007
5% 3/1/31	10,000	10,637
Series 2013, 5% 3/1/24	50,000	54,048
Series 2014 PP:
4% 6/15/30	15,000	15,703
5% 6/15/27	65,000	71,785
Series 2014 UU, 5% 6/15/30	10,000	10,940
Series 2015 XX, 4% 6/15/24	50,000	53,973
Series UU, 4% 6/15/32	95,000	98,944
Series WW, 5.25% 6/15/28	45,000	51,109
New Jersey Edl. Facility:
Series 2014, 5% 6/15/24	40,000	44,896
Series 2015 A, 5% 7/1/22	145,000	157,267
Series 2015 G, 5% 7/1/22 (Escrowed to Maturity)	25,000	27,060
Series 2017 B, 4% 7/1/35	50,000	59,073
Series A, 4% 7/1/47	40,000	41,731
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,803
Series 2014:
4% 6/1/34	15,000	16,395
5% 6/1/21	55,000	56,537
Series 2016, 5% 6/1/24	25,000	28,700
Series O:
5.25% 8/1/21	35,000	36,295
5.25% 8/1/22	5,000	5,403
Series Q, 5% 8/15/21	30,000	30,084
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	85,000	91,129
5% 10/1/27	10,000	11,409
Series 2016, 3% 7/1/32	25,000	25,518
Series 2017 A, 4% 7/1/52	25,000	27,530
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	25,000	26,998
Series 2019 A, 5% 12/1/27	35,000	43,064
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	55,308
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	77,964
Series 2012 B, 5% 1/1/28	40,000	43,670
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	37,948
Series 2014 A, 5% 1/1/29	5,000	5,742
Series 2015 E, 5% 1/1/45	45,000	51,172
Series 2016 A, 5% 1/1/33	30,000	35,261
Series 2017 B, 4% 1/1/35	5,000	5,717
Series 2017 E, 5% 1/1/29	10,000	12,625
Series 2017 G:
4% 1/1/43	25,000	27,784
5% 1/1/37	65,000	78,598
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	17,889
0% 12/15/32 (FSA Insured)	10,000	7,117
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,821
Series 2008 A:
0% 12/15/37	5,000	2,666
0% 12/15/38	65,000	33,043
Series 2010 A:
0% 12/15/25	10,000	8,876
0% 12/15/27	30,000	24,836
0% 12/15/29	30,000	22,889
0% 12/15/32	35,000	23,399
0% 12/15/33	10,000	6,391
Series 2011 A, 5% 6/15/26	75,000	76,892
Series 2011 B, 5.5% 6/15/31	60,000	61,485
Series 2012 A, 5% 6/15/42	50,000	52,082
Series 2012 AA:
4% 6/15/30	50,000	51,105
5% 6/15/38	20,000	20,839
Series 2014 AA, 5% 6/15/38	20,000	21,646
Series 2015 AA, 5.25% 6/15/32	5,000	5,588
Series 2016 A, 5% 6/15/30	25,000	28,754
Series 2016 A-2, 5% 6/15/23	50,000	54,955
Series 2019 AA, 4.5% 6/15/49	65,000	69,234
Series 2019 BB, 4% 6/15/50	45,000	46,299
Series A:
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,515
4.25% 12/15/38	20,000	21,474
Series A1, 4.1% 6/15/31	55,000	59,665
Series AA:
4% 6/15/31	10,000	10,208
4% 6/15/36	30,000	31,781
5% 6/15/23	5,000	5,474
5% 6/15/44	95,000	100,425
5.25% 6/15/27	30,000	34,286
Series C, 5.25% 6/15/32	35,000	38,829

TOTAL NEW JERSEY		2,806,791

New Mexico - 0.4%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	30,000	32,636
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	50,000	56,410
5% 7/1/25	155,000	187,039

TOTAL NEW MEXICO		276,085

New York - 17.4%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,264
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 5% 7/1/37	5,000	5,691
Series 2017 A:
5% 7/1/24	30,000	35,152
5% 10/1/29	35,000	43,362
5% 10/1/47	70,000	110,004
Series 2018 A, 5% 7/1/21	10,000	10,364
Series 2018 B, 5% 10/1/38	45,000	56,772
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/44	30,000	32,609
5% 2/15/39	70,000	81,822
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	103,999
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	37,905
Series 2016 B, 5% 9/1/46	10,000	11,918
Series 2017:
5% 9/1/23	55,000	62,625
5% 9/1/47	20,000	24,078
Series 2018, 5% 9/1/35	30,000	37,903
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	370,000	449,384
Nassau County Swr. & Storm Wtr. Fin. Series A, 5% 10/1/22	950,000	1,041,776
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	50,826
Series 2013 J, 5% 8/1/21	55,000	57,194
Series 2016, 3% 8/1/34	75,000	78,569
Series 2017, 5% 8/1/27	95,000	120,128
Series 2018 1, 5% 8/1/28	30,000	37,831
Series 2019 D, 5% 12/1/34	25,000	30,901
Series 2019 E, 5% 8/1/34	70,000	86,871
Series 2020 A, 4% 8/1/44	80,000	90,336
Series A:
5% 8/1/37	140,000	167,014
5.25% 8/1/25	225,000	255,395
Series C, 3% 8/1/29	50,000	54,612
Series E:
5% 8/1/25	15,000	16,588
5% 8/1/26	25,000	31,086
Series F, 5% 8/1/24	35,000	39,546
Series J, 5% 8/1/24	35,000	40,961
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 E1, 3.25% 11/1/49	35,000	36,314
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	11,579
0% 3/1/44	90,000	42,946
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	6,884
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	11,045
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	72,602
Series 2015 HH, 5% 6/15/29	5,000	6,027
Series 2016 CC1, 4% 6/15/38	25,000	28,386
Series 2018 AA, 5% 6/15/37	25,000	30,690
Series 2018 CC, 4% 6/15/37	60,000	68,473
Series 2018 DD1, 5% 6/15/48	140,000	170,405
Series 2019 DD, 5.25% 6/15/49	60,000	74,858
Series 2020 CC1, 4% 6/15/49	65,000	74,679
Series CC:
4% 6/15/42	15,000	17,449
5% 6/15/30	25,000	33,733
Series DD, 5% 6/15/25	60,000	69,068
Series EE:
5% 6/15/32	120,000	146,214
5% 6/15/34	45,000	54,599
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	75,000	86,172
Series 2015 S2, 5% 7/15/40	80,000	93,600
Series 2018 S4, 5% 7/15/31	10,000	12,705
Series S1:
5% 7/15/27	55,000	65,260
5% 7/15/35	260,000	317,278
Series S4, 5.25% 7/15/35	35,000	44,389
New York City Transitional Fin. Auth. Rev.:
Series 2011 A, 5% 11/1/23	100,000	105,222
Series 2014, 5% 11/1/25	55,000	63,835
Series 2016 A, 5% 5/1/40	105,000	125,006
Series 2017 B, 4% 8/1/37	50,000	55,819
Series 2017 F, 5% 5/1/31	50,000	62,580
Series 2018 A2, 5% 8/1/39	55,000	67,345
Series 2018 B, 4% 8/1/36	50,000	57,020
Series 2018 C3, 4% 5/1/44	205,000	229,102
Series 2019 A, 5% 8/1/40	75,000	91,805
Series 2019 C, 4% 11/1/37	70,000	80,487
Series A1, 5% 5/1/23	40,000	44,823
Series B, 4% 8/1/39	5,000	5,672
Series B1, 5% 11/1/37	100,000	118,573
Series C, 3.25% 11/1/43	100,000	106,288
Series D, 5% 11/1/21	30,000	30,000
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	58,401
4% 4/1/27	35,000	41,027
4% 4/1/28	40,000	46,516
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	239,654
Series 2014 C, 5% 3/15/28	160,000	184,181
Series 2016 D, 5% 2/15/26	40,000	49,401
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	27,868
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	15,000	15,900
5% 7/1/30	30,000	39,767
Series 2014 A, 5.5% 1/1/39	30,000	31,910
Series 2015 A:
3.75% 7/1/46	55,000	57,961
5% 5/1/21	115,000	117,839
5% 7/1/21	60,000	61,859
5% 5/1/33	35,000	40,046
Series 2018 A, 5% 8/1/29	105,000	128,674
Series 2019 A:
4% 7/1/45	30,000	34,394
5% 7/1/23	235,000	266,166
5% 7/1/27	100,000	127,703
Series 2020 A2, 5% 7/1/31	25,000	34,607
Series 2020, 3% 2/1/50	100,000	103,355
New York Dorm. Auth. Sales Tax Rev.:
Series 2013 A, 5% 3/15/24	155,000	173,306
Series 2017 A:
5% 3/15/43	75,000	89,576
5% 3/15/44	15,000	17,885
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	44,493
Series 2019 B, 5% 6/15/31	25,000	33,575
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	30,000	39,356
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	20,000	13,289
5% 11/15/23	305,000	329,693
5% 11/15/25	80,000	86,150
Series 2016 A, 5% 11/15/26	35,000	42,235
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	15,000	15,004
Series 2012 F:
5% 11/15/25	45,000	46,332
5% 11/15/30	220,000	224,246
Series 2013 C, 5% 11/15/21	50,000	51,029
Series 2014 D1, 5% 11/15/33	170,000	175,644
Series 2015 D1, 5% 11/15/31	200,000	208,152
Series 2016 C, 4% 11/15/26	65,000	65,757
Series 2016 D, 5% 11/15/27	30,000	31,814
Series 2017 B, 5% 11/15/23	55,000	57,734
Series 2017 C1:
5% 11/15/24	40,000	42,346
5% 11/15/25	15,000	15,988
5% 11/15/28	35,000	37,444
Series 2017 D, 4% 11/15/42	15,000	14,633
Series 2018 B:
5% 11/15/25	15,000	15,988
5% 11/15/27	80,000	85,524
5% 11/15/28	50,000	53,686
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	80,477
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	170,000	195,753
Series 2017 B, 5% 2/15/39	110,000	134,089
Series 2019 A, 5% 3/15/40	15,000	18,469
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	185,000	211,716
Series 2019 A, 5% 2/15/49	30,000	38,158
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,365
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	66,455
Series L, 3.45% 11/1/42	15,000	16,073
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	15,000	15,710
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,414
New York State Urban Dev. Corp. Series 2020 A, 4% 3/15/45	310,000	355,555
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	30,000	34,154
New York Thruway Auth. Gen. Rev.:
Series 2014 K, 5% 1/1/23	240,000	263,378
Series 2016 A, 5% 1/1/51	35,000	39,788
Series J, 5% 1/1/27	175,000	198,868
Series K:
5% 1/1/28	40,000	46,922
5% 1/1/29	50,000	58,448
Series L, 5% 1/1/34	35,000	42,999
New York Thruway Auth. Personal Income Tax Rev. Series 2012 A, 5% 3/15/30	70,000	72,949
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	16,306
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	20,000	20,882
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (b)	110,000	116,844
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	11,090
Series 2016 A, 5% 3/15/26	40,000	49,469
Series 2017 C, 5% 3/15/27	90,000	114,031
Series 2019 A:
5% 3/15/42	10,000	12,166
5% 3/15/44	25,000	30,312
Onondaga County Trust for Cultural Resources Rev. Series 2019, 5% 12/1/39	75,000	96,065
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	105,000	114,110
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,378
5% 5/1/27	10,000	10,812
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	52,009
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
5% 11/15/23	100,000	109,890
5% 11/15/29	35,000	38,305
Series 2013 A, 0% 11/15/32	90,000	68,121
Series 2016 A, 5% 11/15/41	25,000	29,476
Series 2018 C, 5% 11/15/37	25,000	31,176
Series 2019 A, 5% 11/15/49	40,000	48,992
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	16,242
Series 2017:
5% 12/15/38	330,000	412,876
5% 12/15/41	50,000	62,072
Westchester County Healthcare Series 2000 A, 5% 11/1/22 (Pre-Refunded to 11/1/21 @ 100)	90,000	94,681
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	30,691

TOTAL NEW YORK		13,389,262

New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Series 189, 5% 5/1/30	80,000	93,793
Series 194, 5% 10/15/30	15,000	17,807
Series 198, 5% 11/15/46	50,000	59,381
Series 202, 5% 10/15/30 (b)	30,000	36,094
Series 207, 5% 9/15/26 (b)	5,000	6,158
Series 209:
5% 7/15/21	250,000	259,218
5% 7/15/31	100,000	125,703
Series 211, 4% 9/1/43	55,000	61,483
Series 212, 5% 9/1/32	175,000	223,162
Series 214, 5% 9/1/33 (b)	60,000	74,978

TOTAL NEW YORK AND NEW JERSEY		957,777

North Carolina - 1.2%
Cape Fear Pub. Utillity Auth. Series 2016, 5% 8/1/28	105,000	130,465
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	115,000	124,686
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	64,933
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	28,836
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	85,493
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	70,000	79,617
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	73,451
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	12,313
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	105,000	115,750
Series 2016 A, 5% 6/1/27	40,000	50,144
North Carolina Grant Anticipation Rev. Series 2019, 5% 3/1/32	30,000	39,022
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	36,338
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	10,000	10,309
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/30	55,000	68,408

TOTAL NORTH CAROLINA		919,765

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Series C, 3.35% 7/1/42	100,000	107,364
Ohio - 2.1%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	25,000	31,802
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	180,000	205,546
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	34,856
Series 2018 A, 5% 4/1/30	125,000	164,725
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,581
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	37,076
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	100,504
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	69,715
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	55,000	61,487
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	28,521
5% 9/15/26	35,000	44,403
Series 2015 C, 5% 11/1/28	25,000	30,167
Series 2016 A, 5% 12/15/22	150,000	166,005
Series 2017 C, 5% 8/1/26	20,000	25,299
Series 2018 A, 5% 2/1/29	15,000	18,518
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,921
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	30,000	34,467
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	20,000	21,962
4% 3/1/49	15,000	16,128
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	50,613
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	47,580
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	30,000	16,594
Series A, 5% 2/15/48 (Pre-Refunded to 2/15/23 @ 100)	100,000	111,265
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	70,832
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2019 B, 3% 6/1/46	35,000	37,654
Series 2020 A, 5% 12/1/37	115,000	152,327
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	15,990

TOTAL OHIO		1,649,538

Oklahoma - 0.8%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	45,734
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	224,666
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	11,629
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	33,867
5% 1/1/47	30,000	35,927
Series 2017 D:
5% 1/1/25	100,000	119,431
5% 1/1/26	5,000	6,172
Series 2017 E, 4% 1/1/31	100,000	117,732
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,730

TOTAL OKLAHOMA		600,888

Oregon - 1.0%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	90,000	112,906
Clackamas County School District No. 46:
Series 2009, 0% 6/15/32	50,000	40,943
Series B, 0% 6/15/34	20,000	15,438
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,527
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	60,000	77,305
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/45	95,000	117,466
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	80,000	91,935
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	38,453
Oregon Gen. Oblig. Series A, 4% 5/1/37	75,000	90,974
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	41,522
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	70,000	84,264
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	66,583
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	10,948

TOTAL OREGON		798,264

Pennsylvania - 3.3%
Allegheny County Series C77, 5% 11/1/43	25,000	30,963
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	33,599
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	95,000	97,528
Bristol School District Series 2013, 5% 6/1/40	30,000	33,081
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	15,000	17,019
Delaware County Auth. College Rev. Series 2017 A, 5% 10/1/42	140,000	164,676
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	12,687
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,750
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	10,428
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	95,000	106,454
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 5% 11/15/28	85,000	106,746
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	21,186
5% 12/31/28 (b)	40,000	46,608
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	105,000	113,423
Series 2013, 5% 10/15/22	20,000	21,937
Series 2015 1, 5% 8/15/23	5,000	5,678
Series 2015:
4% 8/15/34	25,000	28,271
5% 3/15/24	70,000	81,285
5% 8/15/32	60,000	71,636
Series 2016 2, 3% 9/15/36	15,000	16,009
Series 2016, 5% 9/15/23	35,000	39,882
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	35,000	36,292
5% 8/15/25	55,000	66,571
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	27,068
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	35,000	35,530
Series 2017 123B, 3.45% 10/1/32	15,000	16,301
Series 2017 125B, 3.65% 10/1/42	20,000	21,082
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	115,000	141,294
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	20,000	19,516
Series 2014 A, 0% 12/1/39 (c)	35,000	35,961
Series 2014 C:
5% 12/1/39	150,000	168,977
5% 12/1/44	50,000	55,943
Series 2017 B, 5.25% 6/1/47	55,000	65,035
Series 2017, 5% 12/1/40	10,000	11,839
Series 2019 A:
5% 12/1/34	100,000	128,984
5% 12/1/35	35,000	43,761
Series 2019, 5% 12/1/32	10,000	12,764
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	118,766
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	51,112
Series 2017 A, 4% 9/1/42	25,000	26,701
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	45,000	46,550
Series 2015 B, 5% 8/1/25	15,000	18,014
Series 2017 A, 5% 8/1/23	20,000	22,447
Series 2019 B, 5% 2/1/21	25,000	25,362
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	12,610
Series 2016 F, 5% 9/1/21	155,000	161,118
Series 2018 B, 4% 9/1/43	20,000	22,980
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	12,983
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	51,415

TOTAL PENNSYLVANIA		2,527,822

Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	80,011
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2002 E, 5.5% 7/1/21 (FSA Insured)	175,000	179,932
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	103,782
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	145,000	162,742

TOTAL RHODE ISLAND		266,524

South Carolina - 0.8%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	21,234
Charleston Wtrwks. & Swr. Rev. Series 2015, 5% 1/1/45 (Pre-Refunded to 1/1/25 @ 100)	110,000	132,009
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	26,035
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	23,325
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	85,000	102,805
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	28,197
Series 2014 C:
3.75% 12/1/46 (d)	85,000	84,587
5% 12/1/29	25,000	28,916
5% 12/1/36	25,000	28,397
Series 2015, 5% 12/1/23	60,000	68,269
Series 2016 A, 3.25% 12/1/35	10,000	10,591
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	54,681

TOTAL SOUTH CAROLINA		609,046

Tennessee - 1.2%
Blount County Series 2016 B, 5% 6/1/27	70,000	87,131
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	19,894
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	32,191
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	37,738
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	32,784
Series 2016 A, 4% 1/1/42	15,000	16,377
Series 2019, 4% 11/15/43	5,000	5,577
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	78,379
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	45,000	49,925
4% 7/1/54	35,000	38,661
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	20,000	22,803
Series 2006 A, 5.25% 9/1/26	20,000	24,844
Series 2006 C:
5% 2/1/24	15,000	17,127
5% 2/1/27	15,000	18,399
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	61,690
Tennessee Hsg. Dev. Agcy. Series 2012 2C:
3.1% 7/1/28	80,000	81,743
3.8% 7/1/43	45,000	45,908
Tennessee Hsg. Dev. Agcy. Residentential Series 2020 1A, 2.4% 1/1/44	25,000	25,159
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39	180,000	191,594
Series A, 5% 11/1/42	50,000	61,497

TOTAL TENNESSEE		949,421

Texas - 8.0%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	62,676
Alvin Independent School District Series 2019, 3.375% 2/15/40	15,000	16,846
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	68,638
Series 2017, 4% 8/1/33	5,000	5,768
Series 2019, 4% 8/1/35	25,000	29,912
Bexar County Gen. Oblig. Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	200,000	225,980
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	16,430
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	15,000	16,107
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	170,000	193,482
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	60,000	66,268
Series 2016, 3.375% 1/1/41	45,000	46,960
City of Denton Series 2017, 4% 2/15/47	15,000	17,007
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	55,241
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	44,624
Cypress-Fairbanks Independent School District Series 2019, 5% 2/15/30	45,000	59,603
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	96,413
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 B, 5% 11/1/32	40,000	40,158
Series 2012 C, 5% 11/1/45	120,000	125,064
Series 2013 D, 5.25% 11/1/25	35,000	36,754
Series 2013 F, 5% 11/1/21	30,000	31,533
Series 2014 A, 5.25% 11/1/27 (b)	10,000	11,263
Series 2020 A, 5% 11/1/30	65,000	86,812
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	40,000	50,880
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	21,967
Denton Independent School District Series 2014, 5% 8/15/38	60,000	69,863
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	23,248
Fort Bend Independent School District Series 2017 E, 5% 2/15/27	135,000	172,755
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	35,055
Series 2019, 4% 8/15/39	35,000	41,680
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (c)	35,000	40,549
0% 10/1/48 (c)	70,000	79,262
Series 2018 A, 5% 10/1/37	40,000	50,214
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	59,022
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	42,819
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	8,843
Series 2014:
0% 11/15/48 (FSA Insured)	40,000	11,976
0% 11/15/49 (FSA Insured)	35,000	9,918
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	24,234
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/23 (AMBAC Insured)	25,000	24,183
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	27,256
Houston Independent School District:
Series 2013 A:
5% 2/15/22	25,000	26,665
5% 2/15/24	15,000	16,655
Series 2017:
5% 2/15/22	15,000	15,999
5% 2/15/23	20,000	22,263
5% 2/15/27	30,000	38,304
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/25	50,000	59,469
Series 2017 B, 5% 11/15/29	90,000	115,790
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	47,695
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,765
Humble Independent School District Series 2020 A, 2% 2/15/42	200,000	199,208
Katy Independent School District Series 2019, 4% 2/15/40	35,000	40,955
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	32,005
Series 2016 A, 0% 8/16/44 (Pre-Refunded to 8/16/44 @ 100)	40,000	17,380
Lewisville Independent School District Series 2019, 4% 8/15/36	85,000	101,567
Love Field Arpt. Modernization Corp. (Southwest Airlines Co. Love Field Modernization Prog. Proj.) Series 2010, 5.25% 11/1/40	100,000	100,213
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/30	195,000	231,676
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	12,070
Midland County No. 1 (City of Midland Proj.) Series 2012 A:
0% 9/15/33	150,000	103,911
0% 9/15/35	50,000	30,925
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A, 4% 8/15/40	105,000	117,718
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	44,154
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2016, 3% 6/1/46	50,000	52,428
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	75,000	64,516
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	7,591
0% 1/1/35 (Assured Guaranty Corp. Insured)	30,000	22,016
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	17,742
Series 2015 A, 5% 1/1/27	100,000	117,994
Series 2017 B, 5% 1/1/25	35,000	38,509
Series 2018:
4.25% 1/1/49	5,000	5,675
5% 1/1/48	70,000	83,015
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	110,000	132,638
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,063
San Antonio Elec. & Gas Sys. Rev. Series 2015:
5% 2/1/23	80,000	88,866
5% 2/1/27	30,000	36,978
5% 2/1/32	45,000	54,505
San Antonio Independent School District Series 2019, 5% 8/15/30	20,000	26,130
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	24,561
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	61,929
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43	50,000	52,402
(Baylor Scott & White Health Proj.) Series 2016 A, 3% 11/15/33	100,000	106,842
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	62,216
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	75,000	78,631
5% 10/1/23	15,000	17,148
5% 10/1/25	110,000	130,890
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	58,170
Series 2015 A, 5% 10/1/24	45,000	53,447
Series 2016 A, 5% 4/1/30	50,000	61,776
Series 2017 B, 5% 10/1/33	35,000	44,350
Series 2018 B, 5% 8/1/24	30,000	35,410
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Series 2002 A, 0% 8/15/21 (AMBAC Insured)	160,000	159,348
Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,986
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A:
4% 8/15/38	40,000	41,506
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	45,000	49,055
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	74,213
Series 2018 A, 4% 10/15/37	10,000	11,820
Series 2018 B, 4% 10/15/34	5,000	6,035
Series 2020, 5% 8/1/33	55,000	74,379
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/32	60,000	78,603
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	57,639
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/21	20,000	20,846
Series 2016 J:
5% 8/15/24	115,000	136,181
5% 8/15/25	60,000	73,529
5% 8/15/26	20,000	25,248
Series 2017 B, 3.375% 8/15/44	15,000	16,147
Series 2019 A, 5% 8/15/31	15,000	19,994
Waller Independent School District Series 2020, 4% 2/15/50	15,000	17,800

TOTAL TEXAS		6,178,417

Utah - 0.1%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	20,000	25,468
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	10,000	12,096
5% 6/15/29	20,000	24,006
Series 2016, 4% 12/15/29	25,000	28,446

TOTAL UTAH		90,016

Virginia - 2.0%
Arlington County Series 2019, 4% 6/15/35	85,000	103,822
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	11,411
Series 2017, 5% 3/15/27	15,000	19,196
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	47,817
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	90,000	100,785
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	30,000	36,744
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	35,000	37,416
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	45,234
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Centaury College and Equip. Progs.) Series 2014 A, 5% 2/1/25 (Pre-Refunded to 2/1/24 @ 100)	285,000	330,386
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	12,040
Series 2017 E, 5% 2/1/24	45,000	52,173
Series 2017 A:
5% 2/1/23	80,000	89,024
5% 2/1/24	60,000	69,565
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	57,821
Series 2016, 3% 5/15/40	45,000	47,904
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	42,361
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	15,000	16,280
Series 2018 A, 5% 8/1/28	25,000	33,061
Virginia Resources Auth. Clean Wtr. Rev. Series 2015, 5% 10/1/23	250,000	286,198
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	36,119
Series 2012, 5.25% 1/1/32 (b)	60,000	63,095
Series 2014, 4% 10/1/38	5,000	5,328

TOTAL VIRGINIA		1,543,780

Washington - 3.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	56,534
5% 11/1/35	65,000	79,448
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	22,018
Energy Northwest Elec. Rev.:
Series 2016 A:
5% 7/1/26	120,000	124,114
5% 7/1/28	10,000	12,490
Series 2017 A, 5% 7/1/26	50,000	54,011
Series 2018 C, 5% 7/1/33	65,000	83,412
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	55,182
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	38,275
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	27,110
King County School District 210 Series 2018, 5% 12/1/30	90,000	115,167
Port of Seattle Rev.:
Series 2017 C, 5% 5/1/32 (b)	170,000	202,186
Series 2018 B:
5% 5/1/24 (b)	75,000	86,153
5% 5/1/25 (b)	65,000	76,877
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	40,000	41,344
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/41	230,000	237,070
Series 2013 A, 4% 8/1/35	55,000	57,967
Series 2014 A, 5% 8/1/26	10,000	11,351
Series 2014 B:
5% 8/1/29	25,000	28,308
5% 8/1/31	55,000	62,077
Series 2015 B, 5% 2/1/28	40,000	48,046
Series 2015 G, 5% 7/1/26	100,000	119,712
Series 2015 H:
5% 7/1/26	25,000	29,928
5% 7/1/29	15,000	17,929
Series 2016 A1, 5% 8/1/29	90,000	109,905
Series 2016 B, 5% 7/1/32	50,000	61,142
Series 2016 C, 5% 2/1/35	30,000	36,524
Series 2018 D, 5% 8/1/28	30,000	38,561
Series 2020 A, 5% 1/1/26	20,000	24,830
Series 2020 E, 5% 6/1/45	55,000	70,331
Series R 2015 C, 5% 7/1/27	25,000	29,928
Series R 2017 A, 5% 8/1/33	40,000	49,660
Series R, 5% 7/1/29	100,000	119,525
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	52,246
Series 2012 A, 5% 10/1/38	5,000	5,593
Series 2014 C, 4% 10/1/44	120,000	128,008
Series 2017 B, 3.5% 8/15/38	70,000	75,576
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	39,109
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	88,572
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,057

TOTAL WASHINGTON		2,656,276

West Virginia - 0.4%
West Virginia Gen. Oblig. Series 2019 A, 5% 12/1/32	195,000	257,219
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	20,924

TOTAL WEST VIRGINIA		278,143

Wisconsin - 0.8%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	54,097
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	5,216
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	47,411
Pub. Fin. Auth. Student Hsg. (CHF - Wilmington, L.L.C. - Univ. of North Carolina At Wilmington Proj.) Series 2018, 4.125% 7/1/43 (FSA Insured)	30,000	32,873
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	50,908
Series 2016 2, 5% 11/1/29	65,000	81,301
Series 3, 5% 11/1/31	25,000	31,452
Series A, 4% 5/1/27	20,000	23,872
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	11,692
Series 2016 A:
3.125% 11/15/36	50,000	52,646
3.5% 2/15/46	20,000	20,443
4% 11/15/39	50,000	56,085
Series 2017 A, 5% 4/1/28	5,000	6,238
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	18,211	18,977
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	78,824
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	42,400
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	12,836

TOTAL WISCONSIN		627,271

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	32,348
TOTAL MUNICIPAL BONDS
(Cost $74,752,093)		75,811,504
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $74,752,093)		75,811,504
NET OTHER ASSETS (LIABILITIES) - 1.7%		1,343,620
NET ASSETS - 100%		$77,155,124

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$369
Total	$369

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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